ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS PAYABLE
Schedule of accounts payable
($ thousands)	December 31, 2014	December 31, 2013

Accrued payables	$239,773	$262,117
Accounts payable – trade	111,233	115,040

Total accounts payable	$351,006	$377,157